CASH FLOW STATEMENT - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents if different from statement of financial position [abstract]
Cash at bank	$ 169	$ 100	$ 120
Bank overdrafts	(14)	(62)	(18)
Cash and cash equivalents	$ 155	$ 38	$ 102	$ 65